Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 35,346	$ 32,132	$ 48,078	$ 51,278
Cash and cash equivalents - Fair Value	35,346	32,132
Restricted cash - Book Value	34,606	29,529
Restricted cash - Fair Value	34,606	29,529
Accounts receivable, net - Book Value	16,298	7,778
Accounts receivable, net - Fair Value	16,298	7,778
Loans receivable from related parties - Book Value	780	0
Loans receivable from related parties - Fair Value	780	0
Accounts payable - Book Value	(3,171)	(2,090)
Accounts payable - Fair Value	(3,171)	(2,090)
Amounts due to related parties - Book Value	(204)	(21,748)
Amounts due to related parties - Fair Value	(204)	(21,748)
Term Loan B facility - Book Value	(433,304)	0
Term Loan B facility - Fair Value	(440,514)	0
Other long-term debt - Book Value	(100,020)	(299,709)
Other long-term debt - Fair Value	$ (100,020)	$ (299,709)